Consolidated Financial Information of Parent	12 Months Ended
Dec. 31, 2012
Consolidated Financial Information of Parent [Abstract]
Consolidated financial information of parent

Schedule I — Consolidated financial information of parent

Condensed Balance Sheets

AS OF DECEMBER 31, 2012 AND 2011

(Dollar amounts in thousands)

	December 31, 2012	December 31, 2011
Assets
Cash and cash equivalents	$82,124	$59,821
Receivable from subsidiaries	—	24,802
Notes receivable from subsidiaries	5,986	51,586
Investments in subsidiaries	473,665	327,215
Investment in unconsolidated subsidiary	6,308	5,135
Other assets, net	445	452

Total assets	568,528	469,011

Liabilities
Payable to related parties	1,126	5
Payable to subsidiaries	9,814	—
Note payable to subsidiaries	3,986	4,486
Deferred tax liability, net	19,609	20,700
Accrued and other liabilities	1,991	787

Total liabilities	36,526	25,978

Shareholders’ equity	532,002	443,033

Total liabilities and shareholders’ equity	$568,528	$469,011

Condensed Statements of Income

FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

(Dollar amounts in thousands, except per share data)

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Revenues
Equity in earnings of subsidiaries	$47,602	$6,613	$62,920
Equity in earnings from unconsolidated subsidiary	1,631	279	—
Intercompany management fee income	16,154	9,550	5,100
Interest and other income	176	79	61

Total revenues	65,563	16,521	68,081

Expense
Selling, general and administrative	19,053	15,923	13,246

Net income from continuing operations before provision for income taxes	46,510	598	54,835
Income tax provision (benefit)	(1,159)	(498)	2,168

Net income	$47,669	$1,096	$52,667

Weighted average number of shares:
Basic	25,792,932	25,843,348	28,264,227
Diluted	25,961,605	25,992,062	28,307,971
Earnings per share:
Basic	$1.81	$0.03	$1.86
Diluted	$1.80	$0.03	$1.86

Condensed Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

(Dollar amounts in thousands)

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Cash Flows from Operating Activities
Net Income	$47,669	$1,096	$52,667
Adjustments to reconcile net income to net cash flow provided by operating activities:
Equity in earnings of subsidiaries	(47,602)	(6,613)	(62,920)
Equity in earnings of unconsolidated subsidiary	(1,631)	(279)	—
Income tax benefit	(1,203)	(497)	2,168
Share-based compensation	3,635	4,768	3,720
Professional fees paid by Babcock & Brown	—	—	260
Changes in operating assets and liabilities:
Receivable/(payable) to subsidiaries	(3,330)	13,967	23,103
Other assets	7	(69)	44
Payable to related parties	1,121	(22)	(5,751)
Accrued and other liabilities	1,316	(133)	(53)

Net cash flows (used in) provided by operating activities	(18)	12,218	13,238

Cash Flows from Investing Activities
Capital contributions to subsidiaries	(21,000)	(122,703)	(20,212)
Distributions received from subsidiaries	41,462	102,109	123,584
Capital contributions to unconsolidated subsidiary	—	(5,863)	—
Distributions received from unconsolidated subsidiary	458	1,007	—
Notes payable to subsidiaries	—	(47,100)	—

Net cash flows provided by (used in) investing activities	20,920	(72,550)	103,372

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of fees paid	23,914	—	—
Dividends	(21,629)	(20,738)	(22,407)
Dividend equivalents	(884)	(360)	(120)
Shares repurchased	—	(13,142)	(35,487)

Net cash flows provided by (used in) financing activities	1,401	(34,240)	(58,014)

Net (decrease) increase in cash	22,303	(94,572)	58,596
Cash at beginning of period	59,821	154,393	95,797

Cash at end of period	$82,124	$59,821	$154,393

Supplemental Disclosure of Non Cash Activities:
Taxes paid	$—	$—	$—